Restructuring and Integration	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Restructuring and Integration
17. Restructuring and Integration
During the third quarter of 2019, management initiated a restructuring and integration plan (“the Plan”) following the completion of the Hodges acquisition and in anticipation of the NGA HR acquisition, which was completed on November 1, 2019. The Plan is intended to integrate and streamline operations across the Company and is expected to generate cost reductions related to position eliminations and facility and system rationalizations. This restructuring and integration plan is complete as of December 31, 2022.
From the inception of the Plan through December 31, 2022, the Company has incurred total expenses of $168 million. These charges are recorded in Cost of services, exclusive of depreciation and amortization and Selling, general and administrative expenses in the Consolidated Statements of Comprehensive Income (Loss).
The following table summarizes restructuring costs by type that have been incurred through December 31, 2022:

	Successor		Predecessor
	Year Ended December 31, 2022	Six months ended December 31, 2021	Six months ended June 30, 2021	Total Spend From Inception
Employer Solutions
Severance and Related Benefits	$11	$1	$6	$57
Other Restructuring Costs (1)	41	3	2	86

Total Employer Solutions	$52	$4	$8	$143
Professional Services
Severance and Related Benefits	$2	$—	$1	$10
Other Restructuring Costs (1)	9	1	—	15

Total Professional Services	$11	$1	$1	$25

Total Restructuring Costs	$63	$5	$9	$168

(1)	Other costs associated with the Plan primarily include consulting and legal fees and lease consolidation.
As of December 31, 2022, approximately $8 million of the restructuring liability is unpaid and is recorded in Accounts payable and accrued liabilities on the Consolidated Balance Sheets.

	Severance and Related Benefits	Other Restructuring Costs	Total
Accrued restructuring liability as of December 31, 2021	$4	$—	$4
Restructuring charges	13	50	63
Cash payments	(13)	(53)	(66)
Non-cash charges (1)	—	7	7

Accrued restructuring liability as of December 31, 2022	$4	$4	$8

(1)	Non-cash charges relate to lease consolidation.